Shareholder Report, Average Annual Return (Details)	12 Months Ended	18 Months Ended	54 Months Ended		60 Months Ended	82 Months Ended	109 Months Ended	114 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000106728
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge)
Average Annual Return, Percent	5.91%				4.82%				3.45%
C000106729
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (excluding sales charge)
Average Annual Return, Percent	10.16%				5.22%				3.25%
C000106724
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000106725
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I-2
C000154254
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge)
Average Annual Return, Percent	17.02%				6.83%				4.56%
C000154250
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000154251
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I-2
C000154268
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge)
Average Annual Return, Percent	7.47%				5.10%		4.09%
C000154264
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000154265
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I-2
C000154275
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge)
Average Annual Return, Percent	4.82%				4.59%		3.55%
C000154271
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000154272
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I-2
C000154282
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge)
Average Annual Return, Percent	18.09%				11.33%				9.18%
C000154278
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000154279
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I-2
C000154289
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge)
Average Annual Return, Percent	20.47%				13.85%				9.45%
C000154285
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000154286
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I-2
C000182353
Average Annual Return [Line Items]
Average Annual Return, Percent	14.75%				5.23%	3.79%
C000182354
Average Annual Return [Line Items]
Average Annual Return, Percent	10.82%				6.90%	5.47%
C000182355
Average Annual Return [Line Items]
Average Annual Return, Percent	22.39%				12.31%	11.91%
C000215599
Average Annual Return [Line Items]
Average Annual Return, Percent	18.13%			9.95%
C000150047
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge)
Average Annual Return, Percent	1.45%				3.80%			4.49%
C000150043
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000150054
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge)
Average Annual Return, Percent	3.28%				4.64%			5.22%
C000150050
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000150061
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge)
Average Annual Return, Percent	5.35%				5.80%			5.93%
C000150057
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000150068
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge)
Average Annual Return, Percent	7.00%				6.64%			6.46%
C000150064
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000150075
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge)
Average Annual Return, Percent	8.17%				7.26%			6.80%
C000150071
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000150082
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge)
Average Annual Return, Percent	8.98%				7.64%			7.06%
C000150078
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000150089
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge)
Average Annual Return, Percent	9.47%				7.80%			7.09%
C000150085
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000215697
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge)
Average Annual Return, Percent	9.94%		7.07%
C000215695
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000238901
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge)
Average Annual Return, Percent	9.72%	14.74%
C000238902
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000150033
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge)
Average Annual Return, Percent	0.99%				3.01%			3.88%
C000150029
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Without Sales Load [Member] | C000106728
Average Annual Return [Line Items]
Average Annual Return, Percent	12.06%				6.02%				4.04%
Without Sales Load [Member] | C000106729
Average Annual Return [Line Items]
Average Annual Return, Percent	11.16%				5.22%				3.25%
Without Sales Load [Member] | C000106724
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%				6.38%				4.41%
Without Sales Load [Member] | C000106725
Average Annual Return [Line Items]
Average Annual Return, Percent	12.27%				6.28%				4.31%
Without Sales Load [Member] | C000154254
Average Annual Return [Line Items]
Average Annual Return, Percent	21.59%				7.64%				4.96%
Without Sales Load [Member] | C000154250
Average Annual Return [Line Items]
Average Annual Return, Percent	21.91%				8.04%				5.28%
Without Sales Load [Member] | C000154251
Average Annual Return [Line Items]
Average Annual Return, Percent	21.83%				7.89%				5.17%
Without Sales Load [Member] | C000154268
Average Annual Return [Line Items]
Average Annual Return, Percent	11.70%				5.92%		4.53%
Without Sales Load [Member] | C000154264
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%				6.29%		4.90%
Without Sales Load [Member] | C000154265
Average Annual Return [Line Items]
Average Annual Return, Percent	11.99%				6.23%		4.81%
Without Sales Load [Member] | C000154275
Average Annual Return [Line Items]
Average Annual Return, Percent	8.93%				5.40%		3.99%
Without Sales Load [Member] | C000154271
Average Annual Return [Line Items]
Average Annual Return, Percent	9.14%				5.75%		4.34%
Without Sales Load [Member] | C000154272
Average Annual Return [Line Items]
Average Annual Return, Percent	9.14%				5.65%		4.26%
Without Sales Load [Member] | C000154282
Average Annual Return [Line Items]
Average Annual Return, Percent	22.70%				12.19%				9.60%
Without Sales Load [Member] | C000154278
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%				12.64%				10.00%
Without Sales Load [Member] | C000154279
Average Annual Return [Line Items]
Average Annual Return, Percent	23.04%				12.53%				9.90%
Without Sales Load [Member] | C000154289
Average Annual Return [Line Items]
Average Annual Return, Percent	25.16%				14.72%				9.87%
Without Sales Load [Member] | C000154285
Average Annual Return [Line Items]
Average Annual Return, Percent	25.82%				15.20%				10.29%
Without Sales Load [Member] | C000154286
Average Annual Return [Line Items]
Average Annual Return, Percent	25.63%				15.08%				10.18%
Without Sales Load [Member] | C000182353
Average Annual Return [Line Items]
Average Annual Return, Percent	15.97%				5.20%	3.84%
Without Sales Load [Member] | C000182354
Average Annual Return [Line Items]
Average Annual Return, Percent	10.81%				6.85%	5.51%
Without Sales Load [Member] | C000182355
Average Annual Return [Line Items]
Average Annual Return, Percent	22.57%				12.32%	11.92%
Without Sales Load [Member] | C000215599
Average Annual Return [Line Items]
Average Annual Return, Percent	18.17%			10.04%
Without Sales Load [Member] | C000150047
Average Annual Return [Line Items]
Average Annual Return, Percent	7.36%				4.98%			5.12%
Without Sales Load [Member] | C000150043
Average Annual Return [Line Items]
Average Annual Return, Percent	7.87%				5.48%			5.63%
Without Sales Load [Member] | C000150054
Average Annual Return [Line Items]
Average Annual Return, Percent	9.31%				5.84%			5.85%
Without Sales Load [Member] | C000150050
Average Annual Return [Line Items]
Average Annual Return, Percent	9.88%				6.34%			6.36%
Without Sales Load [Member] | C000150061
Average Annual Return [Line Items]
Average Annual Return, Percent	11.51%				7.01%			6.56%
Without Sales Load [Member] | C000150057
Average Annual Return [Line Items]
Average Annual Return, Percent	11.97%				7.52%			7.08%
Without Sales Load [Member] | C000150068
Average Annual Return [Line Items]
Average Annual Return, Percent	13.21%				7.86%			7.10%
Without Sales Load [Member] | C000150064
Average Annual Return [Line Items]
Average Annual Return, Percent	13.72%				8.38%			7.63%
Without Sales Load [Member] | C000150075
Average Annual Return [Line Items]
Average Annual Return, Percent	14.47%				8.49%			7.43%
Without Sales Load [Member] | C000150071
Average Annual Return [Line Items]
Average Annual Return, Percent	14.95%				9.01%			7.96%
Without Sales Load [Member] | C000150082
Average Annual Return [Line Items]
Average Annual Return, Percent	15.33%				8.87%			7.69%
Without Sales Load [Member] | C000150078
Average Annual Return [Line Items]
Average Annual Return, Percent	15.80%				9.38%			8.22%
Without Sales Load [Member] | C000150089
Average Annual Return [Line Items]
Average Annual Return, Percent	15.83%				9.02%			7.72%
Without Sales Load [Member] | C000150085
Average Annual Return [Line Items]
Average Annual Return, Percent	16.30%				9.53%			8.26%
Without Sales Load [Member] | C000215697
Average Annual Return [Line Items]
Average Annual Return, Percent	16.35%		8.42%
Without Sales Load [Member] | C000215695
Average Annual Return [Line Items]
Average Annual Return, Percent	16.88%		8.93%
Without Sales Load [Member] | C000238901
Average Annual Return [Line Items]
Average Annual Return, Percent	16.09%	19.14%
Without Sales Load [Member] | C000238902
Average Annual Return [Line Items]
Average Annual Return, Percent	16.49%	19.62%
Without Sales Load [Member] | C000150033
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%				4.17%			4.50%
Without Sales Load [Member] | C000150029
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%				4.66%			5.00%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.63%				(0.23%)				1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.63%				(0.23%)				1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.63%				(0.23%)				1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.63%				(0.23%)				1.35%
PIMCO INDEX: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	12.55%				3.10%				2.79%
PIMCO INDEX: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	12.55%				3.10%				2.79%
PIMCO INDEX: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	12.55%				3.10%				2.79%
PIMCO INDEX: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	19.38%				10.76%		9.33%
PIMCO INDEX: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	19.38%				10.76%		9.33%
PIMCO INDEX: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	19.38%				10.76%		9.33%
PIMCO INDEX: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	11.54%				6.46%		4.92%
PIMCO INDEX: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	11.54%				6.46%		4.92%
PIMCO INDEX: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	11.54%				6.46%		4.92%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%				12.86%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%				12.86%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%				12.86%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%				12.86%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%				12.86%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%				12.86%
PIMCO INDEX: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	12.55%				3.10%	2.43%
PIMCO INDEX: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	11.54%				6.46%	5.54%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%	14.35%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%			14.38%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%			12.75%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%			12.75%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%			12.75%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%			12.75%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%			12.75%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%			12.75%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%			12.75%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%			12.75%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%			12.75%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%			12.75%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%			12.75%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%			12.75%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%			12.75%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%			12.75%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%		14.26%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%		14.26%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	28.22%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	28.22%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%			12.75%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				15.05%			12.75%
PIMCO INDEX: 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.15%				3.06%				3.40%
PIMCO INDEX: MSCI ACWI High Dividend Yield Net USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI High Dividend Yield Net USD
Average Annual Return, Percent	9.66%				5.97%				5.10%
PIMCO INDEX: 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.15%				3.06%				3.40%
PIMCO INDEX: MSCI ACWI High Dividend Yield Net USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI High Dividend Yield Net USD
Average Annual Return, Percent	9.66%				5.97%				5.10%
PIMCO INDEX: 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.15%				3.06%				3.40%
PIMCO INDEX: MSCI ACWI High Dividend Yield Net USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI High Dividend Yield Net USD
Average Annual Return, Percent	9.66%				5.97%				5.10%
PIMCO INDEX: 50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg US Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.15%				3.06%				3.40%
PIMCO INDEX: MSCI ACWI High Dividend Yield Net USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI High Dividend Yield Net USD
Average Annual Return, Percent	9.66%				5.97%				5.10%
PIMCO INDEX: MSCI Emerging Markets Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Value Index
Average Annual Return, Percent	14.13%				2.91%				1.96%
PIMCO INDEX: MSCI Emerging Markets Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Value Index
Average Annual Return, Percent	14.13%				2.91%				1.96%
PIMCO INDEX: MSCI Emerging Markets Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Value Index
Average Annual Return, Percent	14.13%				2.91%				1.96%
PIMCO INDEX: MSCI All Country World ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex US Index
Average Annual Return, Percent	11.62%				5.55%		4.55%
PIMCO INDEX: MSCI All Country World ex US Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex US Value Index
Average Annual Return, Percent	13.45%				5.29%		3.72%
PIMCO INDEX: MSCI All Country World ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex US Index
Average Annual Return, Percent	11.62%				5.55%		4.55%
PIMCO INDEX: MSCI All Country World ex US Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex US Value Index
Average Annual Return, Percent	13.45%				5.29%		3.72%
PIMCO INDEX: MSCI All Country World ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex US Index
Average Annual Return, Percent	11.62%				5.55%		4.55%
PIMCO INDEX: MSCI All Country World ex US Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex US Value Index
Average Annual Return, Percent	13.45%				5.29%		3.72%
PIMCO INDEX: MSCI EAFE Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index
Average Annual Return, Percent	13.75%				6.07%		3.78%
PIMCO INDEX: MSCI EAFE Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index
Average Annual Return, Percent	13.75%				6.07%		3.78%
PIMCO INDEX: MSCI EAFE Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index
Average Annual Return, Percent	13.75%				6.07%		3.78%
PIMCO INDEX: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	13.05%				9.01%				8.23%
PIMCO INDEX: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	13.05%				9.01%				8.23%
PIMCO INDEX: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	13.05%				9.01%				8.23%
PIMCO INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	10.06%				6.94%				7.00%
PIMCO INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	10.90%				7.07%				6.23%
PIMCO INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	10.06%				6.94%				7.00%
PIMCO INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	10.90%				7.07%				6.23%
PIMCO INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	10.06%				6.94%				7.00%
PIMCO INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	10.90%				7.07%				6.23%
PIMCO INDEX: RAFI Dynamic Multi-Factor Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RAFI Dynamic Multi-Factor Emerging Markets Index
Average Annual Return, Percent	17.86%				6.25%	4.70%
PIMCO INDEX: RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
Average Annual Return, Percent	11.13%				6.99%	5.84%
PIMCO INDEX: RAFI Dynamic Multi-Factor U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RAFI Dynamic Multi-Factor U.S. Index
Average Annual Return, Percent	22.90%				12.66%	12.37%
PIMCO INDEX: RAFI ESG US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RAFI ESG US Index
Average Annual Return, Percent	18.44%			10.33%
PIMCO INDEX: S&P Target Date 2025 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	10.29%				6.07%			6.03%
PIMCO INDEX: S&P Target Date 2025 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	10.29%				6.07%			6.03%
PIMCO INDEX: S&P Target Date 2030 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	11.85%				7.03%			6.74%
PIMCO INDEX: S&P Target Date 2030 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	11.85%				7.03%			6.74%
PIMCO INDEX: S&P Target Date 2035 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	13.55%				8.09%			7.48%
PIMCO INDEX: S&P Target Date 2035 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	13.55%				8.09%			7.48%
PIMCO INDEX: S&P Target Date 2040 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	15.05%				8.92%			8.05%
PIMCO INDEX: S&P Target Date 2040 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	15.05%				8.92%			8.05%
PIMCO INDEX: S&P Target Date 2045 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	15.94%				9.44%			8.40%
PIMCO INDEX: S&P Target Date 2045 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	15.94%				9.44%			8.40%
PIMCO INDEX: S&P Target Date 2050 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	16.50%				9.72%			8.62%
PIMCO INDEX: S&P Target Date 2050 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	16.50%				9.72%			8.62%
PIMCO INDEX: S&P Target Date 2055 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	16.53%				9.78%			8.69%
PIMCO INDEX: S&P Target Date 2055 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	16.53%				9.78%			8.69%
PIMCO INDEX: S&P Target Date 2060+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060+ Index
Average Annual Return, Percent	16.55%		9.04%
PIMCO INDEX: S&P Target Date 2060+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060+ Index
Average Annual Return, Percent	16.55%		9.04%
PIMCO INDEX: S&P Target Date 2065 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065 Index
Average Annual Return, Percent	16.93%	19.38%
PIMCO INDEX: S&P Target Date 2065 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065 Index
Average Annual Return, Percent	16.93%	19.38%
PIMCO INDEX: S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	8.22%				3.90%			4.02%
PIMCO INDEX: S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	8.22%				3.90%			4.02%